Subsequent Event	12 Months Ended
Dec. 31, 2018
Subsequent Event
Subsequent Event

21. Subsequent Event

Pursuant to the repurchase shares program announced on November 26, 2018, 16,717,850 shares (equivalent to 334,357 ADSs) of the Group's Class A ordinary shares were purchased from January 1, 2019 through April 9, 2019 for a total cash consideration of US$3.2 million from the public market.